Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of accounts payable to related parties

The Company’s accounts payable to related parties are comprised as follows:

	At December 31,
	2025	2024	2023
	(in Euros)
San Raffaele Hospital (OSR)	€300,328	€180,116	€170,888
Total	€300,328	€180,116	€170,888

Schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties are comprised as follows:

	At December 31,
	2025	2024	2023
	(in Euros)
San Raffaele Hospital (OSR)	€4,415	€128,188	€413,935
Richard Slansky	10,043	243,101	116,738
Pierluigi Paracchi	46,678	336,000	175,254
Francesco Galimi	17,036	-	-
Carlo Russo	-	324,055	155,651
Total	€78,172	€1,031,345	€861,578

Research And Development Expenses [Member]
Schedule of third party and general and administrative expenses

The Company’s research and development (R&D) expenses are a combination of third-party expenses and related-party expenses, as detailed below:

	For the Year Ended December 31, 2025
	Third Parties	Related Parties	Total
(in Euros)
Consultants & other third parties	€145,071	€150,811	€295,882
Materials & supplies	1,456,243	-	1,456,244
Compensation (including share-based)	721,095	191,170	912,264
Travel & entertainment	17,976	-	17,976
Other	16,976	-	16,976
Total	€2,357,361	€341,981	€2,699,342

	For the Year Ended December 31, 2024
	Third Parties	Related Parties	Total
(In Euros)
Consultants & other third parties	€262,229	€753,679	€1,015,908
Materials & supplies	2,301,038	-	2,301,038
Compensation (including share-based)	744,959	695,764	1,440,723
Travel & entertainment	29,137	-	29,137
Other	26,048	-	26,048
Total	€3,363,410	€1,449,443	€4,812,854

	For the Year Ended December 31, 2023
	Third Parties	Related Parties	Total
(in Euros)
Consultants & other third parties	€305,289	€1,331,166	€1,636,455
Materials & supplies	3,639,920	-	3,639,920
Compensation (including share-based)	467,557	645,932	1,113,489
Travel & entertainment	44,243	-	44,243
Other	39,965	369	40,334
Total	€4,496,974	€1,977,467	€6,474,441

General And Administrative Expenses [Member]
Schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	For the Year Ended December 31, 2025
	Third Parties	Related Parties	Total
(In Euros)
Compensation (including share-based)	€749,515	€1,232,384	€1,981,899
Accounting, legal & other professional	722,836	-	722,836
Communication & IT - related	172,690	-	172,690
Facility & insurance - related	4,556	16,260	20,816
Consultants & others	270,122	36,400	306,522
Others	695,193	4,442	699,635
Total	€2,614,912	€1,289,486	€3,904,398

	For the Year Ended December 31, 2024
	Third Parties	Related Parties	Total
(In Euros)
Compensation (including share-based)	€1,019,056	€1,459,302	€2,478,358
Accounting, legal & other professional	828,592	-	828,592
Communication & IT - related	188,951		188,951
Facility & insurance - related	3,348	14,795	18,143
Consultants & others	561,458	-	561,458
Other	874,165	1,789	875,954
Total	€3,475,570	€1,475,886	€4,951,456

	For the Year Ended December 31, 2023
	Third Parties	Related Parties	Total
(In Euros)
Compensation (including share-based)	€1,218,299	€1,317,068	€2,535,367
Accounting, legal & other professional	1,026,534	-	1,026,534
Communication & IT related Facility	166,416		166,416
Facility & insurance related	6,180	15,731	21,911
Consultants & other third parties	610,103	-	610,103
Other	896,018	2,152	898,170
Total	€3,923,550	€1,334,951	€5,258,501